UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 20, 2011

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		83
Form 13F Information Table Value Total:		$169,703




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106      225     8000 SH       Sole                     8000
AT&T Corp. (New)               COM              00206R102     2307    75375 SH       Sole                    74791               584
Abbott Laboratories            COM              002824100     1443    29410 SH       Sole                    29410
Annaly Mortgage Management, In COM              035710409     1722    98700 SH       Sole                    98700
Apple Computer                 COM              037833100      303      870 SH       Sole                      870
BRE Properties                 COM              05564E106     2483    52622 SH       Sole                    52022               600
Berkshire Hathaway Class B (ne COM              084670702      264     3152 SH       Sole                     3152
Bristol-Myers Squibb           COM              110122108     1902    71967 SH       Sole                    71267               700
Bunge Ltd.                     COM              G16962105     2078    28734 SH       Sole                    28734
CSX Corp.                      COM              126408103      314     4000 SH       Sole                     4000
Canadian Imperial Bank of Comm COM              136069101      885    10250 SH       Sole                    10250
Chesapeake Energy Corp.        COM              165167107     2161    64475 SH       Sole                    63475              1000
Chevron Corporation (fmly. Che COM              166764100     4820    44837 SH       Sole                    44537               300
Clorox Co.                     COM              189054109     3878    55340 SH       Sole                    55340
ConocoPhillips                 COM              20825C104     2345    29358 SH       Sole                    29358
Consolidated Edison, Inc.      COM              209115104      213     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1456    33600 SH       Sole                    33600
Cypress Semiconductor          COM              232806109      288    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1094   115161 SH       Sole                   115161
Du Pont                        COM              263534109     2885    52480 SH       Sole                    52480
Duke Energy                    COM              264399106      298    16400 SH       Sole                    16400
Duke-Weeks Realty Corp.        COM              264411505      221    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      216     5910 SH       Sole                     5910
Elements Rogers International  COM              870297801      695    68700 SH       Sole                    68700
ExxonMobil                     COM              30231g102      673     8000 SH       Sole                     8000
Frontier Communications        COM              35906a108     1099   133721 SH       Sole                   133721
General Electric               COM              369604103      795    39650 SH       Sole                    39650
GlaxoSmithKline plc            COM              37733W105     1676    43625 SH       Sole                    43125               500
GreenHaven Continuous Commodit COM              395258106     1533    43500 SH       Sole                    43000               500
HCP, Inc.                      COM              40414L109     1567    41300 SH       Sole                    41300
Hawaiian Electric              COM              419870100     2396    96600 SH       Sole                    96600
Heinz (H.J.)                   COM              423074103     1987    40700 SH       Sole                    40400               300
Intel Corp.                    COM              458140100     2765   137000 SH       Sole                   137000
International Business Machine COM              459200101     1561     9571 SH       Sole                     9571
Johnson & Johnson              COM              478160104     1789    30200 SH       Sole                    30200
Kimberly-Clark                 COM              494368103     1730    26500 SH       Sole                    26500
Leggett & Platt, Inc.          COM              524660107      762    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1423    40460 SH       Sole                    40460
Merck & Co.                    COM              589331107     3661   110900 SH       Sole                   109900              1000
Microchip Technology, Inc.     COM              595017104     2701    71050 SH       Sole                    71050
Microsoft                      COM              594918104     1991    78415 SH       Sole                    77615               800
Oracle Corp.                   COM              68389X105     1320    39476 SH       Sole                    39476
PG&E Corporation               COM              69331C108      921    20842 SH       Sole                    20842
PPG Industries                 COM              693506107      352     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1205    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1619    25143 SH       Sole                    24843               300
Pfizer Inc.                    COM              717081103     1123    55311 SH       Sole                    55311
Pitney Bowes, Inc.             COM              724479100      316    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     2268    52017 SH       Sole                    51517               500
Procter & Gamble               COM              742718109    14304   232211 SH       Sole                   231911               300
Rayonier Inc.                  COM              754907103     1622    26025 SH       Sole                    25725               300
Realty Income Corp.            COM              756109104      329     9400 SH       Sole                     9400
Safeguard Scientifics          COM              786449108      404    19848 SH       Sole                    19848
Sanofi-Aventis SA              COM              80105N105     1512    42934 SH       Sole                    42934
Southern Company               COM              842587107     2161    56700 SH       Sole                    56700
TransCanada PL                 COM              89353D107     2889    71284 SH       Sole                    70984               300
Unilever PLC                   COM              904767704     1801    58810 SH       Sole                    58810
Union Pacific Corp.            COM              907818108      317     3220 SH       Sole                     3220
United States Commodity Index  COM              911717106     3945    55900 SH       Sole                    55900
United Technologies            COM              913017109     1845    21801 SH       Sole                    21801
Verizon Corporation            COM              92343V104     1447    37547 SH       Sole                    37547
ASA (Bermuda) Limited          COM              G3156P103     5541   174800 SH       Sole                   173300              1500
AngloGold Ashanti Ltd.         COM              035128206     2359    49200 SH       Sole                    49200
BHP Billiton Ltd.              COM              088606108      700     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2407    46375 SH       Sole                    46375
Central Fund of Canada Ltd.    COM              153501101     7712   344750 SH       Sole                   344750
Freeport McMoRan Copper & Gold COM              35671D857     1893    34068 SH       Sole                    34068
Goldcorp, Inc.                 COM              380956409     8035   161343 SH       Sole                   159843              1500
Hecla Mining                   COM              422704106     1175   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     2334   106000 SH       Sole                   106000
Kinross Gold Corporation       COM              496902404     1322    83950 SH       Sole                    83950
Newmont Mining                 COM              651639106     6725   123218 SH       Sole                   122218              1000
Pan American Silver Corp.      COM              697900108     4328   116550 SH       Sole                   116550
Silver Wheaton Corp.           COM              828336107     5192   119750 SH       Sole                   119750
Sprott Physical Gold Trust ETF COM              85207H104     3281   259600 SH       Sole                   259100               500
Sprott Physical Silver Trust E COM              852075107      440    25000 SH       Sole                    25000
Yamana Gold, Inc.              COM              98462Y100     3509   285050 SH       Sole                   285050
iShares Comex Gold Trust       COM              464285105      182    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1759    67600 SH       Sole                    67600
Aberdeen Asia-Pacific Income F COM              003009107     2662   384060 SH       Sole                   380560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      401     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1100    10900 SH       Sole                    10900
Templeton Global Income Fund   COM              880198106      343    32700 SH       Sole                    30700              2000